PRUCO LIFE INSURANCE COMPANY

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

Strategic Partners Annuity One 3

Strategic Partners Plus 3

Strategic Partners FlexElite (Pruco Life Insurance Company only)

Supplement, dated November 24, 2008

To

Prospectuses, dated May 1, 2008

This Supplement should be read and retained with the current Prospectus for your contract. This Supplement is intended to update certain information in the Prospectus for the variable contract you own, and is not intended to be a prospectus or offer for any other variable contract listed here that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-888-PRU-2888.

A. Effective November 24, 2008, two additional sub-advisors are being added to AST Academic Strategies Asset Allocation Portfolio. Accordingly, in the section entitled “What Investment Options Can I Choose?”, we add the sub-advisors referenced below to the column entitled “Portfolio Advisor/Sub-Advisor.”

First Quadrant L.P. (First Quadrant) and AlphaSimplex Group, LLC (AlphaSimplex) are being added as additional sub-advisors to AST Academic Strategies Asset Allocation Portfolio. The expenses and investment objectives/policies do not change as a result of the addition of the new sub-advisors.

B. Effective on or about December 15, 2008, Eaton Vance LLC will replace J.P. Morgan Investment Management, Inc. as sub-advisor for AST Large-Cap Value Portfolio.

C. Closing of Lifetime Five and Spousal Lifetime Five. Lifetime Five Income Benefit and Spousal Lifetime Five Income Benefit (the “Benefits” and each, a “Benefit”) are described in the section of the prospectus entitled “What Are The Lifetime Withdrawal Benefits?”. Effective December 8, 2008, we will cease offering the Benefits, for both new contract sales and in-force elections. If you currently participate in either Benefit, this closing does not affect you or the guarantees associated with your Benefit. However, subsequent to the closure, you will no longer be allowed to re-elect either Benefit if you decide to terminate a Benefit. Other living benefits may be available, subject to our election rules. Please refer to your prospectus for further details.

D. Asset Transfer Component of HD5 – Allocation of Contract Value. We replace the section of the prospectus entitled “Asset Transfer Component of Highest Daily Lifetime Five” with the following:

Asset Transfer Component of Highest Daily Lifetime Five

As indicated above, we limit the sub-accounts to which you may allocate Contract Value if you elect Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer Contract Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate Purchase Payments to the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for Highest Daily Lifetime Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

Under the asset transfer component of Highest Daily Lifetime Five, we monitor your Contract Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with a formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in the Appendices to the prospectus). Speaking generally, the formula, which we apply each Business Day, operates as follows. The formula starts by identifying

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your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount.

As you can glean from the formula, poor investment performance of your Contract Value may result in a transfer of a portion of your Contract Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Contract Value over a period of time also could result in the transfer of your Contract Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your contract. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Five, the ratios we use will be fixed. For newly issued contracts that elect Highest Daily Lifetime Five and existing contracts that elect Highest Daily Lifetime Five, however, we reserve the right to change the ratios.

While you are not notified when your contract reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Contract Value either to or from the Benefit Fixed Rate Account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

•	Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or
•

If a portion of your Contract Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or

•

Transfer all or a portion of your Contract Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

At any given time, some, none, or all of your Account Value may be allocated to the Benefit Fixed Rate Account. If your entire Contract Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Contract Value would remain in the Benefit Rate Fixed Account. If you make additional Purchase Payments to your contract, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the Purchase Payments are allocated to your contract, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula.

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The amount that is transferred to and from the Benefit Fixed Rate Account pursuant to the mathematical formula depends upon a number of factors unique to your contract (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	How long you have owned Highest Daily Lifetime Five;
•	The performance of the Permitted Sub-accounts you have chosen;
•	The performance of the Benefit Fixed Rate Account (i.e., the amount of interest credited to the Benefit Fixed Rate Account);
•	The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
•	The amount you have allocated to the Benefit Fixed Rate Account;
•	Additional Purchase Payments, if any, you make to your contract;
•	Withdrawals, if any, you take from your contract (withdrawals are taken pro rata from your Contract Value).

Any Contract Value in the Benefit Fixed Rate Account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the Benefit Fixed Rate Account.

The more of your Contract Value allocated to the Benefit Fixed Rate Account under the formula, the greater the impact of the performance of the Benefit Fixed Rate Account in determining whether (and how much) of your Contract Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Contract Value is allocated to the Benefit Fixed Rate Account and that Account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Contract Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the Benefit Fixed Rate Account).

E. Asset Transfer Component of HD7 and SHD7 – Allocation of Contract Value. We replace the sections of the prospectus entitled “Asset Transfer Component of Highest Daily Lifetime Seven” and “Asset Transfer Component of Spousal Highest Daily Lifetime Seven” (as applicable) with the following:

Asset Transfer Component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven

As indicated above, we limit the Sub-accounts to which you may allocate Contract Value if you elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Contract Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary mathematical formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account. Under the asset transfer component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, we monitor your Contract Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus.

Speaking generally, the formula, which we apply each Business Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it

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means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula, poor investment performance of your Contract Value may result in a transfer of a portion of your Contract Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Contract Value over a period of time also could result in the transfer of your Contract Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Contract. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued contracts that elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven and existing contracts that elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your contract reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Contract Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

•	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
•

If a portion of your Contract Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis; or

•	Transfer all or a portion of your Contract Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.

At any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-Account. If your entire Contract Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Contract Value would remain in the AST Investment Grade Bond Sub-account. If you make additional Purchase Payments to your contract, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the Purchase Payments are allocated to your contract, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula.

The amount that is transferred to and from the AST Investment Grade Bond Sub-account pursuant to the mathematical formula depends upon a number of factors unique to your contract (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	How long you have owned Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven;
•	The performance of the Permitted Sub-accounts you have chosen;
•	The performance of the AST Investment Grade Bond Sub-account;
•	The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
•	The amount you have allocated to the AST Investment Grade Bond Sub-account;
•	Additional Purchase Payments, if any, you make to your contract;

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•	Withdrawals, if any, you take from your contract (withdrawals are taken pro rata from your Contract Value).

Any Contract Value in the AST Investment Grade Bond Sub-account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

The more of your Contract Value allocated to the AST Investment Grade Bond Sub-account under the formula, the greater the impact of the performance of that Sub-account in determining whether (and how much) of your Contract Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Contract Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Contract Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the AST Investment Grade Bond Sub-account).

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